COMMON STOCK - Schedule of Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares) | shares	225
Granted (in shares) | shares	60
Vested (in shares) | shares	(100)
Forfeited or cancelled (in shares) | shares	(41)
Ending balance (in shares) | shares	144
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 61.80
Granted (in dollars per share) | $ / shares	10.80
Vested (in dollars per share) | $ / shares	63.80
Forfeited or cancelled (in dollars per share) | $ / shares	64.72
Ending balance (in dollars per share) | $ / shares	$ 37.40